Supplementary Information to the Statements of Operations and Cash Flows	12 Months Ended
Mar. 31, 2011
Supplementary Information to the Statements of Operations and Cash Flows
Supplementary Information to the Statements of Operations and Cash Flows
(16)	Supplementary Information to the Statements of Operations and Cash Flows

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to income for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Research and development costs	527,798	476,903	517,913
Advertising costs	156,894	150,866	174,939
Shipping and handling costs	145,315	129,114	146,920
Depreciation	284,244	251,839	325,835

Foreign exchange gains included in other income for the year ended March 31, 2011 are 12,128 million yen. Foreign exchange losses included in other deductions for the years ended March 31, 2010 and 2009 are 3,486 million yen and 7,501 million yen, respectively.

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations.

In fiscal 2011, 2010 and 2009, the Company sold, without recourse, trade receivables of 554,243 million yen, 443,673 million yen and 458,321 million yen to independent third parties for proceeds of 553,130 million yen, 442,779 million yen and 456,870 million yen, and recorded losses on the sale of trade receivables of 1,113 million yen, 894 million yen and 1,451 million yen, respectively. In fiscal 2011, 2010 and 2009, the Company sold, with recourse, trade receivables of 402,359 million yen, 355,512 million yen and 411,778 million yen to independent third parties for proceeds of 401,979 million yen, 355,113 million yen and 411,022 million yen, and recorded losses on the sale of trade receivables of 380 million yen, 399 million yen and 756 million yen, respectively. Those losses are mainly included in selling, general and administrative expenses. The Company is responsible for servicing most of the receivables. The amounts of trade receivables sold to independent third parties which have not been collected at March 31, 2011 and 2010 are 153,550 million yen and 141,042 million yen, respectively. Those receivables had been derecognized at March 31, 2011 and 2010. Included in trade notes receivable and trade accounts receivable at March 31, 2011 are amounts of 39,690 million yen without recourse and 33,567 million yen with recourse scheduled to be sold to independent third parties. The sale of trade receivables was accounted for under the provision of ASC 860, "Transfers and Servicing," which provides accounting and reporting standards for transfer and servicing of financial assets and extinguishments of liabilities.

The Great East Japan Earthquake on March 11, 2011 damaged a part of the Company's facilities, such as Sendai Plant of the Company in Natori City, Fukushima Plant of the Company in Fukushima City, and Mobara Plant of Panasonic Liquid Crystal Display Co., Ltd., a subsidiary of the Company in Chiba Prefecture. However, these damages will be substantially covered by the Company's insurance policies. Losses related to the Great East Japan Earthquake included in other deductions for the year ended March 31, 2011 amounted to 9,160 million yen, which was net of insurance recovery of 6,270 million yen.

Interest expenses and income taxes paid, and noncash investing and financing activities for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Cash paid:
Interest	28,308	26,301	19,627
Income taxes	75,872	51,441	95,198
Noncash investing and financing activities:
Capital leases	5,777	37,505	12,235